Allowances for Loan Losses_Changes In The Allowances For Loan Losses(Details) - Loans at amortized cost - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Retail | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			₩ 249,226,000,000
Beginning		₩ 237,440,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		168,460,000,000		106,143,000,000
Transfer to lifetime expected credit losses (non-impaired)		(144,590,000,000)		(99,242,000,000)
Transfer to lifetime expected credit losses (impaired)		(1,619,000,000)		(2,107,000,000)
Write-offs		(2,000,000)		0
disposal		(486,000,000)		(1,707,000,000)
Provision (reversal) for loan losses	[2]	19,152,000,000	[3]	(15,533,000,000)	[4]
Business combination				172,000,000
Others (change of currency ratio, etc.)		25,000,000		488,000,000
Ending		278,380,000,000		237,440,000,000
Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			196,387,000,000
Beginning		215,743,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(167,957,000,000)		(105,597,000,000)
Transfer to lifetime expected credit losses (non-impaired)		160,509,000,000		115,493,000,000
Transfer to lifetime expected credit losses (impaired)		(54,736,000,000)		(49,241,000,000)
Write-offs				(2,000,000)
Recoveries from written off loans		24,000,000
disposal		(70,000,000)		(1,795,000,000)
Provision (reversal) for loan losses	[2]	71,231,000,000	[3]	60,180,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		161,000,000		318,000,000
Ending		224,905,000,000		215,743,000,000
Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			186,766,000,000
Beginning		189,714,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(503,000,000)		(546,000,000)
Transfer to lifetime expected credit losses (non-impaired)		(15,919,000,000)		(16,251,000,000)
Transfer to lifetime expected credit losses (impaired)		56,355,000,000		51,348,000,000
Write-offs		(443,034,000,000)		(380,698,000,000)
disposal		(782,000,000)		(1,661,000,000)
Provision (reversal) for loan losses	[2]	424,758,000,000	[3]	350,578,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		(2,552,000,000)		178,000,000
Ending		208,037,000,000		189,714,000,000
Corporate | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			208,354,000,000
Beginning		214,312,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		59,848,000,000		38,360,000,000
Transfer to lifetime expected credit losses (non-impaired)		(53,696,000,000)		(36,518,000,000)
Transfer to lifetime expected credit losses (impaired)		(2,250,000,000)		(2,746,000,000)
Write-offs		0		0
disposal		0		(72,000,000)
Provision (reversal) for loan losses	[2]	(3,540,000,000)	[3]	7,927,000,000	[4]
Business combination				22,000,000
Others (change of currency ratio, etc.)		395,000,000		(1,015,000,000)
Ending		215,069,000,000		214,312,000,000
Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			275,722,000,000
Beginning		318,656,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(46,312,000,000)		(36,402,000,000)
Transfer to lifetime expected credit losses (non-impaired)		141,398,000,000		47,001,000,000
Transfer to lifetime expected credit losses (impaired)		(36,656,000,000)		(31,157,000,000)
Write-offs				(6,000,000)
Recoveries from written off loans		2,000,000
disposal		0		0
Provision (reversal) for loan losses	[2]	(89,234,000,000)	[3]	62,901,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		2,456,000,000		597,000,000
Ending		290,310,000,000		318,656,000,000
Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			865,063,000,000
Beginning		722,875,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(13,536,000,000)		(1,958,000,000)
Transfer to lifetime expected credit losses (non-impaired)		(87,702,000,000)		(10,483,000,000)
Transfer to lifetime expected credit losses (impaired)		38,906,000,000		33,903,000,000
Write-offs		(239,319,000,000)		(233,314,000,000)
disposal		(8,909,000,000)		(14,172,000,000)
Provision (reversal) for loan losses	[2]	80,216,000,000	[3]	58,515,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		(40,924,000,000)		25,321,000,000
Ending		451,607,000,000		722,875,000,000
Credit card | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			154,076,000,000
Beginning		180,467,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		51,542,000,000		45,824,000,000
Transfer to lifetime expected credit losses (non-impaired)		(23,537,000,000)		(23,345,000,000)
Transfer to lifetime expected credit losses (impaired)		(2,388,000,000)		(2,007,000,000)
Write-offs		0		0
disposal		0		0
Provision (reversal) for loan losses	[2]	3,567,000,000	[3]	5,919,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		0		0
Ending		209,651,000,000		180,467,000,000
Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			260,162,000,000
Beginning		290,025,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(50,627,000,000)		(44,706,000,000)
Transfer to lifetime expected credit losses (non-impaired)		24,529,000,000		24,438,000,000
Transfer to lifetime expected credit losses (impaired)		(14,377,000,000)		(11,804,000,000)
Write-offs		0		0
disposal		0		0
Provision (reversal) for loan losses	[2]	16,633,000,000	[3]	61,935,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		0		0
Ending		266,183,000,000		290,025,000,000
Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning	[1]			213,181,000,000
Beginning		240,449,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(915,000,000)		(1,118,000,000)
Transfer to lifetime expected credit losses (non-impaired)		(992,000,000)		(1,093,000,000)
Transfer to lifetime expected credit losses (impaired)		16,765,000,000		13,811,000,000
Write-offs		(506,255,000,000)		(465,415,000,000)
disposal		0		(47,000,000)
Provision (reversal) for loan losses	[2]	524,652,000,000	[3]	488,975,000,000	[4]
Business combination				0
Others (change of currency ratio, etc.)		(9,830,000,000)		(7,845,000,000)
Ending		₩ 263,874,000,000		₩ 240,449,000,000

[1]	Prepared in accordance with IFRS 9.
[2]	Provision for credit losses in statements of comprehensive income also includes provision (reversal) for due from financial institutions (Note 7), and provision (reversal) for securities (Note 12), provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).
[3]	Recovery of written-off loans amounting to KRW 390,041 million is included.
[4]	Recovery of written-off loans amounting to KRW 428,890 million is included.